SENIOR PREFERRED SHARES (Details) $ / shares in Units, ¥ in Millions, $ in Millions						1 Months Ended
	Jan. 07, 2022 USD ($) $ / shares shares	Jan. 07, 2022 CNY (¥) shares	Nov. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2021 CNY (¥) shares	Apr. 15, 2021 USD ($)	Jan. 31, 2024 shares
SENIOR PREFERRED SHARES
Conversion from Senior Preferred Shares to Class A Ordinary Shares (in shares)						12,307,688
Convertible Senior Preferred Shares
SENIOR PREFERRED SHARES
Percentage of the original aggregate subscription price of the Senior Preferred Shares					100.00%
Initial conversion ratio of Senior Preferred Shares to Ordinary shares					1
Temporary Equity, Number Of Shares Converted						12,307,688
Convertible Senior Preferred Shares | Centurium Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement | $					$ 240
Senior Preferred Shares issued (in shares)			295,384,615	295,384,615
Proceeds from issuance of convertible senior preferred shares			$ 240	¥ 1,527.4
Issue price per share (in US dollars per share) | $ / shares			$ 0.8125
Convertible Senior Preferred Shares | Joy Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement | $					$ 10
Senior Preferred Shares issued (in shares)	12,307,692	12,307,692
Proceeds from issuance of convertible senior preferred shares	$ 10	¥ 63.7
Issue price per share (in US dollars per share) | $ / shares	$ 0.8125